T. ROWE PRICE BALANCED FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 65.0%
COMMUNICATION SERVICES 6.5%

Diversified Telecommunication Services 0.8%
AT&T	157,592	4,594
KT (KRW)	104,046	1,684
Nippon Telegraph & Telephone (JPY)	730,500	17,471
Telecom Italia (EUR)	4,068,145	1,589
Verizon Communications	67,613	3,633
		28,971
Entertainment 0.8%
Activision Blizzard	4,623	275
Electronic Arts (1)	28,058	2,811
Netflix (1)	52,980	19,894
Spotify Technology (1)	13,037	1,583
Walt Disney	57,934	5,597
		30,160
Interactive Media & Services 4.1%
Alphabet, Class A (1)	12,647	14,695
Alphabet, Class C (1)	50,110	58,268
Baidu, ADR (1)	19,500	1,965
Facebook, Class A (1)	300,752	50,166
IAC/InterActiveCorp (1)	16,167	2,898
JOYY, ADR (1)	63,873	3,402
Match Group (1)	640	42
NAVER (KRW)	21,095	2,933
Tencent Holdings (HKD)	400,100	19,776
Z Holdings (JPY)	771,600	2,460
		156,605
Media 0.6%
Charter Communications, Class A (1)	7,611	3,321
Comcast, Class A	203,719	7,004
CyberAgent (JPY)	107,500	4,166
DISH Network, Class A (1)	5,980	119
Eutelsat Communications (EUR)	24,333	253

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Liberty Broadband, Class C (1)	19,444	2,153
Stroeer (EUR)	43,428	2,232
WPP (GBP)	601,464	4,089
		23,337
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)	84,500	2,991
T-Mobile US (1)	7,195	604
Vodafone Group, ADR	413,944	5,700
		9,295
Total Communication Services		248,368
CONSUMER DISCRETIONARY 7.1%

Auto Components 0.4%
Aisin Seiki (JPY) (2)	22,200	544
Aptiv	17,023	838
Autoliv, SDR (SEK)	51,877	2,441
Denso (JPY)	52,900	1,690
Magna International	187,186	5,975
Stanley Electric (JPY)	153,300	3,009
Sumitomo Rubber Industries (JPY)	182,200	1,711
		16,208
Automobiles 0.5%
Ferrari	9,615	1,467
Honda Motor (JPY)	104,800	2,345
Suzuki Motor (JPY)	114,800	2,734
Toyota Motor (JPY)	182,400	10,992
		17,538
Hotels, Restaurants & Leisure 0.8%
Chipotle Mexican Grill (1)	1,561	1,021
Compass Group (GBP)	228,276	3,557
Darden Restaurants	3,975	216
Hilton Worldwide Holdings	68,564	4,679
Marriott International, Class A	56,752	4,246
McDonald's	61,127	10,107
MGM Resorts International	34,539	408

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Restaurant Brands International	1,325	53
Starbucks	23,046	1,515
Wynn Resorts	13,798	830
Yum! Brands	60,222	4,127
		30,759
Household Durables 0.3%
NVR (1)	256	658
Panasonic (JPY)	523,300	3,961
Persimmon (GBP)	152,959	3,616
Sony (JPY)	84,800	5,023
		13,258
Internet & Direct Marketing Retail 3.5%
Alibaba Group Holding, ADR (1)	161,519	31,412
Amazon. com (1)	44,406	86,579
ASOS (GBP) (1)	131,925	1,941
Booking Holdings (1)	5,776	7,771
Trip. com Group, ADR (1)	11,603	272
Zalando (EUR) (1)	85,487	3,222
		131,197
Multiline Retail 0.3%
Dollar General	60,324	9,110
Dollar Tree (1)	44,958	3,303
		12,413
Specialty Retail 0.6%
AutoZone (1)	959	811
Burlington Stores (1)	3,137	497
Home Depot	25,150	4,696
Kingfisher (GBP)	1,937,211	3,403
Lowe's	16,920	1,456
O'Reilly Automotive (1)	4,750	1,430
Ross Stores	97,939	8,518
TJX	51,418	2,458
Ulta Beauty (1)	2,263	398
		23,667

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.7%
Burberry Group (GBP)	187,182	3,043
Kering (EUR)	8,389	4,374
Lululemon Athletica (1)	15,924	3,018
Moncler (EUR)	152,972	5,559
NIKE, Class B	72,540	6,002
Samsonite International (HKD)	1,580,100	1,479
Tapestry	27,776	360
VF	19,483	1,054
		24,889
Total Consumer Discretionary		269,929
CONSUMER STAPLES 3.9%

Beverages 0.6%
Coca-Cola	72,458	3,207
Constellation Brands, Class A	2,253	323
Diageo (GBP)	217,923	6,910
Keurig Dr Pepper	47,299	1,148
Kirin Holdings (JPY)	155,400	3,069
Monster Beverage (1)	44,808	2,521
PepsiCo	46,538	5,589
		22,767
Food & Staples Retailing 0.4%
Costco Wholesale	12,042	3,433
Seven & i Holdings (JPY)	205,500	6,787
Sysco	13,400	611
Walmart	23,507	2,671
Welcia Holdings (JPY) (2)	41,500	2,908
		16,410
Food Products 1.5%
Conagra Brands	85,183	2,499
Mondelez International, Class A	78,926	3,953
Nestle (CHF)	303,881	31,108
Tyson Foods, Class A	260,413	15,070

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wilmar International (SGD)	1,634,100	3,695
		56,325
Household Products 0.3%
Kimberly-Clark	12,936	1,654
Procter & Gamble	82,578	9,084
		10,738
Personal Products 0.8%
L'Oreal (EUR)	33,958	8,789
Pola Orbis Holdings (JPY)	69,800	1,283
Unilever (GBP)	379,895	19,158
		29,230
Tobacco 0.3%
Altria Group	96,482	3,731
Philip Morris International	99,755	7,278
		11,009
Total Consumer Staples		146,479
ENERGY 1.6%
Energy Equipment & Services 0.1%
Halliburton	101,986	699
Schlumberger	22,740	307
Worley (AUD)	476,026	1,766
		2,772
Oil, Gas & Consumable Fuels 1.5%
Chevron	80,306	5,819
Concho Resources	21,920	939
ConocoPhillips	143,040	4,406
Continental Resources	95,013	726
Enbridge	76,800	2,234
EOG Resources	111,263	3,996
Equinor (NOK)	466,163	5,811
Exxon Mobil	66,112	2,510
Marathon Petroleum	27,556	651
Occidental Petroleum	44,982	521
Pioneer Natural Resources	10,654	747
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Royal Dutch Shell, Class B, ADR	141,021	4,606
Suncor Energy	117,300	1,853
Targa Resources	20,680	143
TC Energy	226,326	10,026
TOTAL (EUR)	270,565	10,195
TOTAL, ADR	101,010	3,762
Williams	39,226	555
		59,500
Total Energy		62,272
FINANCIALS 8.5%

Banks 3.0%
ABN AMRO Bank, CVA (EUR)	292,413	2,373
Australia & New Zealand Banking Group (AUD)	312,191	3,274
Bank of America	473,819	10,059
BNP Paribas (EUR)	186,627	5,449
Citigroup	206,130	8,682
DBS Group Holdings (SGD)	212,500	2,773
DNB (NOK)	569,025	6,339
Erste Group Bank (EUR)	85,126	1,558
Fifth Third Bancorp	377,348	5,604
First Republic Bank	12,406	1,021
ING Groep (EUR)	680,578	3,487
Intesa Sanpaolo (EUR)	1,637,739	2,650
JPMorgan Chase	165,179	14,871
Lloyds Banking Group (GBP)	11,342,526	4,434
Mitsubishi UFJ Financial Group (JPY)	980,000	3,667
National Bank of Canada (CAD)	165,170	6,384
PNC Financial Services Group	42,447	4,063
Standard Chartered (GBP)	322,432	1,783
Sumitomo Mitsui Trust Holdings (JPY)	118,654	3,409
SVB Financial Group (1)	5,413	818
Svenska Handelsbanken, A Shares (SEK) (1)	655,516	5,406
Truist Financial	22,600	697
United Overseas Bank (SGD)	362,500	4,973

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wells Fargo	361,914	10,387
		114,161
Capital Markets 1.4%
Ameriprise Financial	1,964	201
Cboe Global Markets	1,722	154
Charles Schwab	111,618	3,753
Close Brothers Group (GBP)	85,478	1,189
CME Group	35,338	6,110
E*TRADE Financial	120,910	4,150
Goldman Sachs Group	17,781	2,749
Intercontinental Exchange	90,334	7,295
KKR, Class A	23,447	550
Macquarie Group (AUD)	80,138	4,268
Morgan Stanley	384,749	13,081
MSCI	4,600	1,329
Raymond James Financial	13,599	859
S&P Global	16,693	4,091
State Street	36,461	1,942
TD Ameritrade Holding	70,124	2,431
Tradeweb Markets, Class A	11,089	466
XP, Class A (1)	24,905	480
		55,098
Consumer Finance 0.1%
Ally Financial	55,497	801
Capital One Financial	33,701	1,699
		2,500
Diversified Financial Services 0.6%
Berkshire Hathaway, Class B (1)	39,071	7,143
Challenger (AUD)	742,829	1,815
Element Fleet Management (CAD)	814,633	5,187
Equitable Holdings	378,990	5,476
Mitsubishi UFJ Lease & Finance (JPY)	539,700	2,642
Voya Financial	12,507	507
		22,770

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Insurance 3.4%
AIA Group (HKD)	488,000	4,370
Allianz (EUR)	47,713	8,125
American International Group	576,111	13,971
Aviva (GBP)	860,618	2,830
AXA (EUR)	593,637	10,052
Chubb	106,771	11,925
Direct Line Insurance Group (GBP)	984,500	3,594
Hartford Financial Services Group	43,700	1,540
Marsh & McLennan	95,054	8,218
MetLife	156,006	4,769
Munich Re (EUR)	43,189	8,684
PICC Property & Casualty, H Shares (HKD)	6,342,000	6,073
Ping An Insurance Group, H Shares (HKD)	427,000	4,170
Progressive	18,866	1,393
RSA Insurance Group (GBP)	416,908	2,176
Sampo, A Shares (EUR)	126,286	3,643
Storebrand (NOK)	758,236	3,024
Sun Life Financial (CAD)	216,502	6,964
Tokio Marine Holdings (JPY)	177,300	8,112
Willis Towers Watson	62,175	10,560
Zurich Insurance Group (CHF)	13,484	4,737
		128,930
Total Financials		323,459
HEALTH CARE 10.6%

Biotechnology 1.4%
AbbVie	247,940	18,891
Alexion Pharmaceuticals (1)	23,570	2,116
Amgen	19,025	3,857
Ascendis Pharma, ADR (1)	14,561	1,640
Biogen (1)	14,377	4,549
CSL (AUD)	13,596	2,465
Gilead Sciences	27,643	2,067
Incyte (1)	22,382	1,639
Regeneron Pharmaceuticals (1)	2,307	1,126
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Seattle Genetics (1)	4,744	547
Vertex Pharmaceuticals (1)	56,690	13,489
		52,386
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	26,359	2,080
Alcon (CHF) (1)	43,929	2,251
Becton Dickinson & Company	70,465	16,191
Boston Scientific (1)	162,981	5,318
Cooper	1,280	353
Danaher	211,875	29,326
Elekta, B Shares (SEK) (2)	355,142	2,895
Envista Holdings (1)	103,095	1,540
Exact Sciences (1)	15,400	893
GN Store Nord (DKK)	82,661	3,665
Hologic (1)	21,747	763
Intuitive Surgical (1)	25,737	12,745
Koninklijke Philips (EUR)	380,233	15,611
Medtronic	37,570	3,388
Stryker	99,281	16,529
Teleflex	589	173
Zimmer Biomet Holdings	20,470	2,069
		115,790
Health Care Providers & Services 1.9%
Anthem	50,262	11,411
Centene (1)	136,680	8,120
Cigna	88,918	15,755
CVS Health	46,055	2,732
Fresenius (EUR)	161,719	6,021
HCA Healthcare	68,738	6,176
Humana	365	115
McKesson	5,395	730
UnitedHealth Group	85,521	21,327
		72,387
Health Care Technology 0.2%
Siemens Healthineers (EUR)	133,013	5,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Veeva Systems, Class A (1)	4,833	755
		5,897
Life Sciences Tools & Services 0.7%
Agilent Technologies	68,386	4,898
Evotec (EUR) (1)(2)	89,165	1,936
Thermo Fisher Scientific	76,460	21,684
		28,518
Pharmaceuticals 3.4%
Allergan	1,518	269
Astellas Pharma (JPY)	926,100	14,269
Bausch Health (1)	32,623	506
Bayer (EUR)	172,745	9,898
Bristol-Myers Squibb	10,700	596
Elanco Animal Health (1)	280,506	6,281
Eli Lilly	3,196	443
GlaxoSmithKline, ADR	246,465	9,339
Ipsen (EUR)	36,626	1,877
Johnson & Johnson	57,267	7,509
Merck	68,022	5,234
Novartis (CHF)	219,802	18,133
Novartis, ADR	4,881	402
Novo Nordisk, ADR	4,900	295
Novo Nordisk, B Shares (DKK)	55,872	3,336
Otsuka Holdings (JPY)	166,500	6,497
Pfizer	151,855	4,957
Roche Holding (CHF)	64,126	20,632
Roche Holding, ADR	8,417	342
Sanofi (EUR)	115,475	9,997
Takeda Pharmaceutical, ADR	165,545	2,513
Zoetis	39,104	4,602
		127,927
Total Health Care		402,905
INDUSTRIALS & BUSINESS SERVICES 5.6%

Aerospace & Defense 0.7%
Boeing	58,724	8,758
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
L3Harris Technologies	21,046	3,791
Meggitt (GBP)	1,049,955	3,774
Northrop Grumman	15,328	4,638
Safran (EUR)	35,579	3,152
Textron	38,892	1,037
United Technologies	4,399	415
		25,565
Air Freight & Logistics 0.1%
United Parcel Service, Class B	34,533	3,226
		3,226
Airlines 0.0%
Alaska Air Group	14,087	401
United Airlines Holdings (1)	24,866	785
		1,186
Building Products 0.0%
Johnson Controls International	38,500	1,038
		1,038
Commercial Services & Supplies 0.1%
Cintas	2,554	442
Waste Connections	17,157	1,330
		1,772
Construction & Engineering 0.1%
Jacobs Engineering Group (2)	64,700	5,129
		5,129
Electrical Equipment 0.7%
ABB (CHF)	342,305	5,950
AMETEK	4,975	358
Legrand (EUR)	53,440	3,408
Melrose Industries (GBP)	2,295,680	2,551
Mitsubishi Electric (JPY)	755,500	9,229
Prysmian (EUR)	196,762	3,124
Rockwell Automation	11,700	1,766
		26,386

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Conglomerates 1.6%
CK Hutchison Holdings (HKD)	551,468	3,676
DCC (GBP)	62,291	3,890
General Electric	3,148,156	24,996
Honeywell International	57,118	7,642
Roper Technologies	31,196	9,727
Siemens (EUR)	148,308	12,419
		62,350
Machinery 0.8%
Caterpillar	2,500	290
Cummins	21,436	2,901
Deere	50,900	7,032
Flowserve (2)	40,531	968
Fortive	33,940	1,873
Illinois Tool Works	3,935	559
Ingersoll Rand (1)	24,900	618
KION Group (EUR)	55,522	2,390
Knorr-Bremse (EUR)	36,606	3,218
PACCAR	37,451	2,289
Parker-Hannifin	4,300	558
SMC (JPY)	9,200	3,857
Snap-on	4,089	445
Stanley Black & Decker	5,900	590
THK (JPY)	185,000	3,728
Wabtec (2)	18,310	881
		32,197
Professional Services 0.5%
CoStar Group (1)	6,773	3,977
Equifax	28,607	3,417
IHS Markit	2,407	145
Recruit Holdings (JPY)	196,200	5,068
TechnoPro Holdings (JPY)	62,500	2,917
Teleperformance (EUR)	11,932	2,471
TransUnion	5,410	358
		18,353
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 0.6%
Canadian Pacific Railway	6,023	1,323
Central Japan Railway (JPY)	33,300	5,337
JB Hunt Transport Services	18,507	1,707
Kansas City Southern	7,362	936
Norfolk Southern	35,812	5,228
Union Pacific	57,011	8,041
		22,572
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)	98,840	2,136
Bunzl (GBP)	120,706	2,416
Mitsubishi (JPY)	190,400	4,028
Sumitomo (JPY)	439,600	5,013
		13,593
Total Industrials & Business Services		213,367
INFORMATION TECHNOLOGY 14.4%

Communications Equipment 0.5%
Cisco Systems	120,194	4,725
LM Ericsson, B Shares (SEK)	909,420	7,361
Motorola Solutions	61,915	8,230
		20,316
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A	22,907	1,669
CDW	8,221	767
FLIR Systems	8,849	282
Hamamatsu Photonics (JPY)	108,300	4,401
Keysight Technologies (1)	76,474	6,399
Largan Precision (TWD)	28,000	3,536
Murata Manufacturing (JPY)	112,100	5,573
Omron (JPY)	78,700	4,069
		26,696
IT Services 3.2%
Accenture, Class A	21,027	3,433
Amadeus IT Group, A Shares (EUR)	71,098	3,346
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$1,137 (1)(3)(4)	202,596	1,422
Automatic Data Processing	2,187	299
Cognizant Technology Solutions, Class A	32,943	1,531
Fidelity National Information Services	133,084	16,188
Fiserv (1)	131,141	12,457
FleetCor Technologies (1)	16,032	2,990
Global Payments	95,373	13,756
Mastercard, Class A	96,432	23,294
PayPal Holdings (1)	115,237	11,033
VeriSign (1)	3,985	718
Visa, Class A	186,965	30,124
		120,591
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices (1)	124,448	5,660
Applied Materials	341,295	15,638
ASML Holding	5,327	1,394
ASML Holding (EUR)	33,139	8,736
Broadcom	44,113	10,459
Intel	67,300	3,642
KLA	1,682	242
Lam Research	21,034	5,048
Marvell Technology Group	114,515	2,591
Maxim Integrated Products	10,406	506
Micron Technology (1)	235,578	9,908
NVIDIA	64,619	17,034
NXP Semiconductors	176,872	14,668
QUALCOMM	242,505	16,405
Renesas Electronics (JPY) (1)	322,600	1,148
Taiwan Semiconductor Manufacturing (TWD)	1,355,969	12,207
Texas Instruments	75,890	7,584
Tokyo Electron (JPY)	29,700	5,535
Xilinx	72,408	5,644
		144,049
Software 4.7%
Atlassian, Class A (1)	13,312	1,827
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Citrix Systems	5,200	736
Coupa Software (1)	1,127	158
DocuSign (1)	21,981	2,031
Intuit	58,019	13,344
Microsoft	598,105	94,327
NortonLifeLock	136,338	2,551
Oracle	20,466	989
Paycom Software (1)	5,550	1,121
salesforce. com (1)	117,709	16,948
SAP (EUR)	80,663	9,006
ServiceNow (1)	45,649	13,082
Splunk (1)	35,065	4,426
Synopsys (1)	64,255	8,276
VMware, Class A (1)	27,610	3,344
Workday, Class A (1)	49,916	6,500
		178,666
Technology Hardware, Storage & Peripherals 1.5%
Apple	183,683	46,709
Samsung Electronics (KRW)	289,632	11,261
		57,970
Total Information Technology		548,288
MATERIALS 2.5%

Chemicals 1.5%
Air Liquide (EUR)	50,942	6,503
Air Products & Chemicals	2,089	417
Asahi Kasei (JPY)	596,500	4,180
BASF (EUR)	84,925	3,969
Celanese	7,506	551
CF Industries Holdings	18,251	496
Covestro (EUR)	79,673	2,418
DuPont de Nemours	66,037	2,252
Johnson Matthey (GBP)	182,665	4,025
Linde	118,520	20,504
PPG Industries	65,850	5,505
RPM International	8,449	503
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sherwin-Williams	4,407	2,025
Tosoh (JPY)	64,100	724
Umicore (EUR) (2)	117,033	4,037
Westlake Chemical	18,027	688
		58,797
Containers & Packaging 0.4%
Amcor, CDI (AUD)	382,248	3,060
Avery Dennison	8,764	893
Ball	2,100	136
International Paper	60,411	1,880
Packaging Corp. of America	80,824	7,018
Sealed Air	11,764	291
Westrock	32,400	916
		14,194
Metals & Mining 0.5%
Antofagasta (GBP)	435,718	4,161
BHP Group (AUD)	69,459	1,260
BHP Group (GBP)	301,351	4,677
IGO (AUD)	1,253,302	3,220
Rio Tinto (AUD)	38,567	1,987
South32 (AUD)	1,783,194	1,968
		17,273
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	491,309	4,912
		4,912
Total Materials		95,176
REAL ESTATE 1.3%

Equity Real Estate Investment Trusts 1.1%
American Tower, REIT	11,331	2,467
AvalonBay Communities, REIT	8,109	1,193
Crown Castle International, REIT	6,341	916
Digital Realty Trust, REIT (2)	32,727	4,546
Equinix, REIT	1,447	904
Equity Residential, REIT	16,039	990

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Great Portland Estates (GBP)	380,157	3,203
JBG SMITH Properties, REIT	7,012	223
Prologis, REIT	268,966	21,617
Public Storage, REIT	5,544	1,101
SBA Communications, REIT	900	243
Scentre Group (AUD)	1,318,863	1,263
Simon Property Group, REIT	11,983	657
SL Green Realty, REIT	7,376	318
Vornado Realty Trust, REIT	8,040	291
Weyerhaeuser, REIT	79,494	1,348
		41,280
Real Estate Management & Development 0.2%
Deutsche Wohnen (EUR)	56,448	2,139
Mitsui Fudosan (JPY)	366,600	6,348
		8,487
Total Real Estate		49,767
UTILITIES 3.0%

Electric Utilities 1.7%
American Electric Power	61,533	4,921
Edison International	139,344	7,635
Entergy	63,978	6,012
Eversource Energy	1,846	144
NextEra Energy	136,695	32,892
Southern	198,184	10,730
		62,334
Gas Utilities 0.1%
Atmos Energy	10,023	995
Beijing Enterprises Holdings (HKD)	659,000	2,405
		3,400
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)	181,500	3,637
		3,637
Multi-Utilities 1.1%
Ameren	90,142	6,565
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CenterPoint Energy	206,000	3,183
Dominion Energy	6,100	440
Engie (EUR)	613,210	6,280
National Grid (GBP)	484,312	5,659
NiSource	155,765	3,889
Sempra Energy	149,959	16,944
		42,960
Total Utilities		112,331
Total Common Stocks (Cost $1,881,991)		2,472,341

CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	18,563	1,017
		1,017
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23	4,131	170
		170
Total Health Care		1,187
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	824	595
Total Industrials & Business Services		595
INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Series A, 8.00%, 9/30/22	1,454	1,403
Total Information Technology		1,403
UTILITIES 0.1%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	49,819	2,299
		2,299
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Multi-Utilities 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	10,500	985
Sempra Energy, Series B, 6.75%, 7/15/21	5,577	524
		1,509
Total Utilities		3,808
Total Convertible Preferred Stocks (Cost $7,531)		6,993

CORPORATE BONDS 11.1%
Abbott Laboratories, 3.40%, 11/30/23	1,281,000	1,347
AbbVie, 2.95%, 11/21/26 (5)	920,000	943
AbbVie, 3.20%, 5/14/26	420,000	429
AbbVie, 3.60%, 5/14/25	1,630,000	1,708
AbbVie, 4.50%, 5/14/35	1,900,000	2,098
ABN AMRO Bank, 4.75%, 7/28/25 (5)	940,000	954
AerCap Ireland Capital, 3.50%, 5/26/22	560,000	467
AerCap Ireland Capital, 4.125%, 7/3/23	1,945,000	1,653
Agilent Technologies, 3.20%, 10/1/22	710,000	712
Agilent Technologies, 3.875%, 7/15/23	975,000	1,006
AHS Hospital, 5.024%, 7/1/45	1,600,000	2,056
AIA Group, 3.20%, 3/11/25 (5)	1,020,000	1,000
AIA Group, 3.60%, 4/9/29 (5)	1,280,000	1,326
AIG Global Funding, 2.15%, 7/2/20 (5)	615,000	615
AIG Global Funding, 3.35%, 6/25/21 (5)	1,600,000	1,612
Air Lease, 2.50%, 3/1/21	980,000	892
Air Lease, 3.625%, 4/1/27	1,025,000	820
Alexandria Real Estate Equities, 3.95%, 1/15/27	655,000	665
Alfa SAB de CV, 5.25%, 3/25/24 (5)	395,000	374
Allstate, 5.55%, 5/9/35	1,000,000	1,342
Altria Group, 4.75%, 5/5/21	535,000	541
Amazon. com, 2.80%, 8/22/24	1,055,000	1,122
Amazon. com, 3.875%, 8/22/37	1,645,000	1,967

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Amazon. com, 5.20%, 12/3/25	1,850,000	2,201
America Movil SAB de CV, 6.375%, 3/1/35	300,000	405
American Airlines PTT, Series 2013-2, Class A, 4.95%, 1/15/23	483,611	454
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	937,223	834
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	1,703,495	1,456
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,860,000	1,858
American Express, 3.70%, 11/5/21	2,040,000	2,092
Amgen, 5.75%, 3/15/40	325,000	430
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	2,120,000	2,492
Anthem, 2.50%, 11/21/20	695,000	693
Anthem, 4.65%, 1/15/43	915,000	1,017
ANZ New Zealand International, 2.20%, 7/17/20 (5)	930,000	930
ANZ New Zealand International, 2.75%, 1/22/21 (5)	1,965,000	1,972
Aon, 2.80%, 3/15/21	2,085,000	2,056
Appalachian Power, 4.45%, 6/1/45	2,450,000	2,605
APT Pipelines, 4.25%, 7/15/27 (2)(5)	620,000	615
Aptiv, 4.15%, 3/15/24	745,000	728
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,607
Ausgrid Finance, 3.85%, 5/1/23 (5)	1,705,000	1,762
AutoZone, 3.125%, 4/21/26	650,000	671
AutoZone, 4.00%, 11/15/20	825,000	837
Baidu, 3.875%, 9/29/23 (2)	2,000,000	2,077
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,766
Banco Santander, 3.125%, 2/23/23	1,000,000	992
Banco Santander, 3.848%, 4/12/23	2,000,000	2,000
Banco Santander Chile, 2.70%, 1/10/25 (5)	1,322,000	1,274
Bank of America, 4.20%, 8/26/24	600,000	641
Bank of America, 6.11%, 1/29/37	900,000	1,134
Bank of America, 6.75%, 6/1/28	700,000	889
Bank of America, FRN, 3M USD LIBOR + 0.65%, 1.866%,
6/25/22	2,575,000	2,514
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Bank of Montreal, Series D, 3.10%, 4/13/21	2,835,000	2,863
Bank of Nova Scotia, 3.125%, 4/20/21	3,275,000	3,283
Barclays, 3.25%, 1/12/21	1,800,000	1,822
Barclays Bank, 2.65%, 1/11/21	1,515,000	1,525
BAT Capital, 2.764%, 8/15/22	2,205,000	2,167
Baylor Scott & White Holdings, 3.967%, 11/15/46	1,850,000	2,113
Becton Dickinson & Company, 3.70%, 6/6/27	1,956,000	1,987
Berkshire Hathaway Energy, 5.15%, 11/15/43	1,350,000	1,642
Biogen, 3.625%, 9/15/22	1,095,000	1,125
BMW U. S. Capital, 3.40%, 8/13/21 (5)	2,835,000	2,820
Boardwalk Pipelines, 4.45%, 7/15/27	385,000	299
Boardwalk Pipelines, 4.95%, 12/15/24	780,000	632
Booking Holdings, 3.60%, 6/1/26	2,020,000	2,026
Booking Holdings, 3.65%, 3/15/25	1,515,000	1,522
Boral Finance, 3.00%, 11/1/22 (5)	220,000	222
Boston Properties, 3.125%, 9/1/23	625,000	624
Boston Properties, 3.65%, 2/1/26	1,165,000	1,203
Boston Properties, 4.125%, 5/15/21	375,000	378
BPCE, 3.00%, 5/22/22 (5)	425,000	417
BPCE, 4.00%, 9/12/23 (5)	1,350,000	1,352
BPCE, 4.50%, 3/15/25 (5)	1,000,000	1,011
BPCE, 5.70%, 10/22/23 (5)	1,700,000	1,791
Bristol-Myers Squibb, 3.55%, 8/15/22 (5)	1,700,000	1,761
Bristol-Myers Squibb, 4.625%, 5/15/44 (5)	1,200,000	1,554
Brixmor Operating Partnership, 3.875%, 8/15/22	865,000	821
Brixmor Operating Partnership, 3.90%, 3/15/27	565,000	562
Brixmor Operating Partnership, 4.125%, 6/15/26	1,220,000	1,264
Broadcom, 3.00%, 1/15/22	2,675,000	2,649
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,578
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	839
Camden Property Trust, 2.95%, 12/15/22	565,000	565
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Cameron LNG, 2.902%, 7/15/31 (5)	575,000	503
Cameron LNG, 3.701%, 1/15/39 (5)	475,000	413
Capital One Financial, 3.45%, 4/30/21	2,730,000	2,740
Cardinal Health, 3.41%, 6/15/27	1,570,000	1,575
Cardinal Health, 3.75%, 9/15/25	1,005,000	1,033
Carpenter Technology, 4.45%, 3/1/23	790,000	705
Caterpillar Financial Services, 3.15%, 9/7/21	2,665,000	2,713
CC Holdings, 3.849%, 4/15/23	440,000	442
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (5)	505,000	436
Charter Communications Operating, 4.908%, 7/23/25	2,465,000	2,611
Cigna, 3.00%, 7/15/23 (5)	810,000	815
Cigna, 3.75%, 7/15/23	2,307,000	2,375
Citibank, 2.125%, 10/20/20	2,000,000	2,002
Citigroup, 2.35%, 8/2/21	1,460,000	1,458
Citigroup, VR, 2.976%, 11/5/30 (6)	2,750,000	2,726
Citigroup, VR, 4.075%, 4/23/29 (6)	2,000,000	2,154
Citizens Bank, 2.55%, 5/13/21	1,085,000	1,084
Citizens Financial Group, 2.375%, 7/28/21	210,000	212
CMS Energy, 4.70%, 3/31/43	840,000	861
CMS Energy, 4.875%, 3/1/44	1,200,000	1,278
Columbia Pipeline Group, 3.30%, 6/1/20	1,300,000	1,297
Comcast, 2.65%, 2/1/30	1,455,000	1,479
Comcast, 4.15%, 10/15/28	2,455,000	2,801
CommonSpirit Health, 2.76%, 10/1/24	960,000	967
Concho Resources, 3.75%, 10/1/27	665,000	562
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	118,214	117
Cooperatieve Rabobank, 3.125%, 4/26/21	1,805,000	1,836
Credit Agricole, 3.75%, 4/24/23 (5)	2,125,000	2,150
Credit Suisse Group, VR, 2.593%, 9/11/25 (5)(6)	2,095,000	1,997
Credit Suisse Group, VR, 2.997%, 12/14/23 (5)(6)	1,385,000	1,363
CRH America Finance, 3.95%, 4/4/28 (5)	2,600,000	2,612
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Crown Castle International, 3.40%, 2/15/21	485,000	479
Crown Castle Towers, 3.222%, 5/15/22 (5)	45,000	47
Crown Castle Towers, 3.663%, 5/15/25 (5)	485,000	493
Crown Castle Towers, 3.72%, 7/15/23 (5)	490,000	493
Danone, 2.947%, 11/2/26 (5)	1,925,000	1,905
Danske Bank, VR, 3.244%, 12/20/25 (5)(6)	2,940,000	2,758
Delta Air Lines, 3.80%, 4/19/23	765,000	719
Diamondback Energy, 2.875%, 12/1/24	2,485,000	1,764
Discover Bank, 2.70%, 2/6/30	2,000,000	1,770
Discover Financial Services, 3.75%, 3/4/25	590,000	583
Dominion Energy, 2.579%, 7/1/20	640,000	639
Dominion Energy, 2.75%, 9/15/22	200,000	199
Dow Chemical, 3.15%, 5/15/24	935,000	946
Duke Energy, 2.65%, 9/1/26	640,000	635
Duke Energy, 3.75%, 9/1/46	500,000	493
Eaton Vance, 3.625%, 6/15/23	750,000	767
Elanco Animal Health, STEP, 4.662%, 8/27/21	370,000	366
Enbridge, 4.00%, 10/1/23	690,000	678
Enbridge, 4.25%, 12/1/26	590,000	529
Enbridge Energy Partners, 5.50%, 9/15/40	245,000	211
Enel Finance International, 2.75%, 4/6/23 (5)	1,665,000	1,606
Energy Transfer Operating, 3.75%, 5/15/30	765,000	598
Energy Transfer Operating, 5.25%, 4/15/29	1,225,000	1,036
Eni, Series X-R, 4.00%, 9/12/23 (5)	780,000	773
EOG Resources, 2.625%, 3/15/23	500,000	490
Equitable Holdings, 3.90%, 4/20/23	735,000	734
ERAC USA Finance, 3.85%, 11/15/24 (5)	435,000	440
ERAC USA Finance, 4.50%, 2/15/45 (5)	505,000	471
Essex Portfolio, 2.65%, 3/15/32	1,430,000	1,263
Express Scripts Holding, 2.60%, 11/30/20	1,930,000	1,929
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,533
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Fidelity National Financial, 4.50%, 8/15/28	2,065,000	2,277
Fidelity National Information Services, 4.25%, 5/15/28	2,590,000	2,841
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	343
Fifth Third Bank, 3.35%, 7/26/21	2,665,000	2,697
First American Financial, 4.60%, 11/15/24	415,000	463
FirstEnergy Transmission, 4.35%, 1/15/25 (5)	1,310,000	1,331
Fiserv, 3.20%, 7/1/26	1,100,000	1,134
FMR, 4.95%, 2/1/33 (5)	740,000	852
Ford Motor Credit, 5.75%, 2/1/21	600,000	582
Fresnillo, 5.50%, 11/13/23 (5)	805,000	804
GATX, 4.35%, 2/15/24	2,105,000	2,250
GATX, 4.85%, 6/1/21	1,000,000	1,030
GE Capital International Funding, 2.342%, 11/15/20	877,000	873
GE Capital International Funding, 4.418%, 11/15/35	2,200,000	2,374
General Electric, 5.30%, 2/11/21	232,000	236
General Motors, 4.00%, 4/1/25	1,120,000	944
General Motors Financial, 3.45%, 1/14/22	1,400,000	1,308
General Motors Financial, 4.20%, 11/6/21	1,335,000	1,269
George Washington University, Series 2014, 4.30%, 9/15/44	975,000	1,119
Gilead Sciences, 3.25%, 9/1/22	875,000	900
Goldman Sachs Group, 2.75%, 9/15/20	1,300,000	1,303
Goldman Sachs Group, 3.00%, 4/26/22	3,935,000	3,945
Goldman Sachs Group, 5.75%, 1/24/22	380,000	404
Goldman Sachs Group, 6.75%, 10/1/37	700,000	922
Hasbro, 3.00%, 11/19/24	1,550,000	1,569
HCA, 4.125%, 6/15/29	1,895,000	1,895
Healthcare Realty Trust, 3.625%, 1/15/28	1,075,000	1,033
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	1,023
Heathrow Funding, 4.875%, 7/15/21 (5)	935,000	971
High Street Funding Trust I, 4.111%, 2/15/28 (5)	1,800,000	2,024
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,181
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
HSBC Holdings, VR, 3.262%, 3/13/23 (6)	1,800,000	1,803
Hyatt Hotels, 3.375%, 7/15/23	275,000	254
Hyundai Capital America, 3.45%, 3/12/21 (5)	3,145,000	3,139
Iberdrola International, 6.75%, 9/15/33	1,000,000	1,426
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,324
ING Groep, 3.15%, 3/29/22	560,000	564
Intercontinental Exchange, 2.75%, 12/1/20	965,000	966
Intercontinental Exchange, 3.45%, 9/21/23	1,440,000	1,483
International Paper, 4.40%, 8/15/47	1,180,000	1,180
Interpublic Group, 4.00%, 3/15/22	450,000	454
Interpublic Group, 4.20%, 4/15/24	585,000	598
Intesa Sanpaolo, 3.125%, 7/14/22 (5)	1,875,000	1,772
Intesa Sanpaolo, 3.375%, 1/12/23 (5)	660,000	623
Invesco Finance, 3.125%, 11/30/22	480,000	480
John Deere Capital, 2.35%, 1/8/21	1,255,000	1,256
JPMorgan Chase, 3.375%, 5/1/23	1,080,000	1,120
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,090
JPMorgan Chase, VR, 3.559%, 4/23/24 (6)	1,875,000	1,948
Kaiser Foundation Hospitals, 3.50%, 4/1/22	625,000	641
Kansas City Southern, 2.875%, 11/15/29	2,115,000	2,050
Keurig Dr Pepper, 3.551%, 5/25/21	1,710,000	1,729
KeyBank, 3.35%, 6/15/21	2,675,000	2,725
Kilroy Realty, 3.45%, 12/15/24	1,350,000	1,442
Kilroy Realty, 4.375%, 10/1/25	480,000	526
L3Harris Technologies, 3.832%, 4/27/25	570,000	593
Liberty Mutual Group, 4.25%, 6/15/23 (5)	410,000	422
Liberty Mutual Group, 4.85%, 8/1/44 (5)	1,700,000	1,777
M&T Bank, 3.55%, 7/26/23	2,740,000	2,883
Manufacturers & Traders Trust, 3.40%, 8/17/27	250,000	249
Manufacturers & Traders Trust, FRN, 1M USD LIBOR + 1.215%,
2.156%, 12/28/20	834,000	833
Marsh & McLennan, 3.50%, 6/3/24	3,060,000	3,151
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
MassMutual Global Funding II, 1.95%, 9/22/20 (5)	1,496,000	1,501
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,898
McDonald's, 1.45%, 9/1/25	940,000	899
MedStar Health, 3.626%, 8/15/49	905,000	976
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (5)	2,605,000	2,624
Microchip Technology, 3.922%, 6/1/21	650,000	630
Micron Technology, 4.185%, 2/15/27	2,940,000	2,973
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5)	2,640,000	2,760
Mississippi Power, 3.95%, 3/30/28	1,435,000	1,470
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25	2,200,000	2,179
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	3,420,000	3,504
Morgan Stanley, 4.30%, 1/27/45	1,150,000	1,399
Morgan Stanley, 6.25%, 8/9/26	755,000	903
Morgan Stanley, VR, 3.971%, 7/22/38 (6)	1,445,000	1,557
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.099%, 9/9/22	2,250,000	2,256
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	726
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	3,220,000	3,224
New York Life Global Funding, 3.25%, 8/6/21 (5)	2,095,000	2,130
Newmont, 3.625%, 6/9/21	1,260,000	1,245
NiSource, 3.49%, 5/15/27	1,730,000	1,751
NiSource, 3.95%, 3/30/48	1,775,000	1,810
Nordea Bank, 2.125%, 5/29/20 (5)	1,500,000	1,498
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,080
NSTAR Electric, 2.375%, 10/15/22	565,000	563
Nucor, 3.95%, 5/1/28	2,140,000	2,296
Nutrien, 4.00%, 12/15/26	830,000	1,001
O'Reilly Automotive, 3.60%, 9/1/27	1,825,000	1,834
O'Reilly Automotive, 3.80%, 9/1/22	370,000	374
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,011
Occidental Petroleum, 2.60%, 8/13/21	270,000	216
Occidental Petroleum, 2.90%, 8/15/24	2,680,000	1,481
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Occidental Petroleum, 3.00%, 2/15/27	2,320,000	1,102
Omnicom Group, 3.60%, 4/15/26	830,000	827
PACCAR Financial, 3.10%, 5/10/21	2,190,000	2,187
PacifiCorp, 3.85%, 6/15/21	900,000	918
Packaging Corp of America, 3.65%, 9/15/24	785,000	824
Packaging Corp of America, 4.50%, 11/1/23	395,000	430
Paypal Holdings, 2.40%, 10/1/24	2,720,000	2,664
Penske Truck Leasing, 3.20%, 7/15/20 (5)	1,250,000	1,255
PNC Bank, 3.50%, 6/8/23	1,330,000	1,356
PNC Financial Services Group, 3.30%, 3/8/22	1,100,000	1,153
PPL Capital Funding, 3.10%, 5/15/26	2,200,000	2,146
Pricoa Global Funding I, 3.45%, 9/1/23 (5)	2,650,000	2,669
Principal Financial Group, 3.40%, 5/15/25	2,460,000	2,433
Progress Energy, 4.40%, 1/15/21	450,000	452
Providence Health & Services Obligated Group, 4.379%,
10/1/23	1,310,000	1,468
Public Service Co. of Colorado, 3.20%, 11/15/20	325,000	325
QUALCOMM, 3.25%, 5/20/27	1,120,000	1,181
QVC, 4.375%, 3/15/23	770,000	738
QVC, 4.45%, 2/15/25	140,000	119
QVC, 4.85%, 4/1/24	1,645,000	1,419
Raymond James Financial, 3.625%, 9/15/26	210,000	209
Reinsurance Group of America, 5.00%, 6/1/21	630,000	647
RELX Capital, 3.50%, 3/16/23	840,000	875
Republic Services, 3.375%, 11/15/27	1,045,000	1,061
Rogers Communications, 3.625%, 12/15/25	610,000	644
Roper Technologies, 2.95%, 9/15/29	380,000	377
Roper Technologies, 3.00%, 12/15/20	1,160,000	1,162
Roper Technologies, 3.80%, 12/15/26	1,085,000	1,118
Sabine Pass Liquefaction, 4.20%, 3/15/28	1,335,000	1,155
San Diego Gas & Electric, 4.10%, 6/15/49	2,570,000	2,858
Santander UK, 3.75%, 11/15/21	1,360,000	1,324
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SBA Tower Trust, 2.836%, 1/15/25 (5)	1,135,000	1,089
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	2,870,000	2,933
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (5)	422,000	444
Southeast Supply Header, 4.25%, 6/15/24 (5)	905,000	1,003
Spectra Energy Partners, 3.375%, 10/15/26	480,000	443
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,081
State Street, 3.10%, 5/15/23	265,000	272
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,045,000	2,140
Svenska Handelsbanken, 3.35%, 5/24/21	1,825,000	1,846
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,258
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (5)	1,800,000	2,005
Tencent Holdings, 2.985%, 1/19/23 (5)	960,000	980
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	730,000	701
Texas Instruments, 1.375%, 3/12/25	650,000	643
Thomson Reuters, 3.35%, 5/15/26	405,000	401
Time Warner Cable, 4.00%, 9/1/21	200,000	201
Time Warner Cable, 6.55%, 5/1/37	450,000	529
Time Warner Cable, 6.75%, 6/15/39	530,000	605
Toronto-Dominion Bank, 3.25%, 6/11/21	1,595,000	1,622
Toronto-Dominion Bank, 3.50%, 7/19/23	1,235,000	1,294
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (6)	305,000	303
Toyota Motor, 3.183%, 7/20/21	1,505,000	1,522
Toyota Motor Credit, 2.95%, 4/13/21	2,690,000	2,699
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	1,645,000	1,469
Transurban Finance, 3.375%, 3/22/27 (2)(5)	395,000	412
Transurban Finance, 4.125%, 2/2/26 (5)	335,000	366
Travelers, 6.25%, 6/15/37	750,000	1,045
Trinity Health, 4.125%, 12/1/45	725,000	794
Truist Bank, VR, 3.502%, 8/2/22 (6)	2,730,000	2,742
UBS Group, 3.491%, 5/23/23 (5)	1,040,000	1,045
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	312,575	291
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	1,164,658	1,183
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31	1,124,371	1,023
UnitedHealth Group, 3.75%, 7/15/25	645,000	695
UnitedHealth Group, 4.70%, 2/15/21	835,000	847
UnitedHealth Group, 4.75%, 7/15/45	1,235,000	1,530
Unum Group, 5.625%, 9/15/20	200,000	204
VEREIT Operating Partnership, 3.10%, 12/15/29	2,130,000	1,824
VEREIT Operating Partnership, 3.95%, 8/15/27	1,490,000	1,416
Verizon Communications, 4.272%, 1/15/36	870,000	1,017
Visa, 2.15%, 9/15/22	2,420,000	2,465
Vistra Operations, 3.55%, 7/15/24 (5)	1,370,000	1,290
Vodafone Group, 4.25%, 9/17/50	775,000	788
Vodafone Group, 4.875%, 6/19/49	2,045,000	2,257
Volkswagen Group of America Finance, 4.00%, 11/12/21 (5)	2,595,000	2,586
Vulcan Materials, 4.50%, 6/15/47	590,000	594
Walt Disney, 3.70%, 10/15/25	525,000	570
Walt Disney, 4.50%, 2/15/21	475,000	487
WEA Finance, 3.25%, 10/5/20 (5)	720,000	726
Weibo, 3.50%, 7/5/24 (2)	1,390,000	1,399
Wells Fargo, VR, 2.572%, 2/11/31 (6)	1,735,000	1,668
Williams, 5.10%, 9/15/45	1,735,000	1,700
Willis North America, 3.60%, 5/15/24	820,000	834
Willis North America, 4.50%, 9/15/28	1,370,000	1,511
Woodside Finance, 3.70%, 9/15/26 (5)	738,000	720
Woodside Finance, 3.70%, 3/15/28 (5)	1,187,000	1,142
WP Carey, 3.85%, 7/15/29	2,755,000	2,656
WPP Finance, 3.75%, 9/19/24	1,310,000	1,322
Total Corporate Bonds (Cost $418,488)		422,627

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ASSET-BACKED SECURITIES 1.1%

Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (5)	3,087,938	2,985

Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (5)	1,000,000	972

Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (5)	1,165,000	1,093

BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (5)	625,178	617

CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	346,795	345

CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	1,185,000	1,194

CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (5)	2,375,000	2,329

CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	704,717	702

CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27	2,575,000	2,465

Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (5)	421,246	411

Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (5)	3,953	4

GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,804,915	1,806

GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (5)	295,073	295

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (5)	792,925	761

Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (5)	1,955,225	1,740

Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	928,669	928

Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (5)	507,000	501

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (5)	2,020,000	1,927

MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (5)	959,824	955

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (5)	49,231	49

Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (5)	1,980,000	1,949

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (5)	2,030,000	2,052

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (5)	3,912,044	3,941

Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (5)	1,320,000	1,270

OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (5)	1,945,000	1,867

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 3.636%, 10/17/29 (5)	1,295,000	1,201

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (5)	3,078,125	2,901

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	461,035	461

Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (5)	1,365,000	1,368

Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (5)	86,232	86

SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (5)	1,203,785	1,192

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (5)	251,600	251

Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25	920,000	930

World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.77%, 9/15/21	47,730	48

Total Asset-Backed Securities (Cost $42,705)		41,596

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.3%

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 1.605%, 4/15/35 (5)	2,269,875	1,830

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.635%, 12/15/36 (5)	2,530,000	2,343

BBCMS
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.865%, 11/25/34 (5)	605,000	554

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 2.245%, 10/15/34 (5)	2,080,000	1,605

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (5)	800,000	685

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	235,000	239

Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (5)	2,115,000	2,178

COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (5)	861,745	843

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (5)	1,015,323	992

Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	2,495,000	2,484

Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	3,700,000	3,933

Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (5)	2,160,000	2,128

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 2.047%, 11/25/29	3,110,000	2,780

Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 1.627%, 10/25/30	239,430	235

Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (5)	434,593	430

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (5)	920,762	896

Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (5)	947,960	911

Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (5)	2,635,000	2,106

Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (5)	703,278	697

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (5)	642,941	638

Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (5)	1,588,241	1,572

Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (5)	1,431,427	1,417

Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	950,000	984

Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	1,250,000	1,341

Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	1,736,000	1,519

Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 2.338%, 12/15/36 (5)	1,130,000	983

Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (5)	806,459	779

Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (5)	1,872,749	1,802

Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (5)	998,612	950

Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (5)	1,003,214	955

JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	2,425,000	2,589

JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (5)	2,915,228	2,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (5)	3,377,282	3,347

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (5)	109,108	108

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (5)	1,357,662	1,369

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	1,670,000	1,652

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	1,375,000	1,421

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	2,775,000	2,841

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	495,000	494

Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	1,440,000	1,504

Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D
3.177%, 11/10/36 (5)	2,090,000	1,767

New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 2.293%, 4/15/32 (5)	845,000	695

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (5)	2,250,395	2,224

OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (5)	992,107	975

OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 2.047%, 10/25/59 (5)	594,499	564

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (5)	530,000	492

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (5)	833,594	825

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (5)	1,761,345	1,776

SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (5)	1,180,511	1,139

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (5)	914,680	910

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (5)	298,575	285

Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (5)	699,518	667

Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 3.547%, 12/25/27	17,878	18

Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 3.797%, 4/25/28	383,918	376

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.811%, 5/25/48 (5)	747,834	723

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 1.647%, 4/25/49 (5)	31,679	31

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 1.717%, 11/25/49 (5)	738,350	714

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (5)	322,240	321

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (5)	402,334	400

Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (5)	541,249	537

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (5)	445,496	444

Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (5)	520,359	513

Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (5)	542,268	536

Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (5)	338,933	339

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (5)	1,046,473	1,047

Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (5)	548,800	551

Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (5)	827,508	786

Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (5)	3,127,089	3,166

Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (5)	766,565	734

Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (5)	3,092,439	2,994

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	2,377,000	2,131

WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	610,000	611

Total Non-U.S. Government Mortgage-Backed Securities (Cost $92,369)		88,374

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.3%
U. S. Government Agency Obligations 5.8% (7)
Federal Home Loan Mortgage
1.749%, 2/25/22	1,440,424	1,452
1.785%, 9/25/22	744,161	751
1.875%, 4/25/22	1,223,741	1,231
2.206%, 6/25/25	1,598,738	1,665
2.50%, 5/1/30	1,862,700	1,938
2.777%, 4/25/23	377,126	387
2.952%, 2/25/27	1,236,131	1,319
3.00%, 1/1/29 - 8/1/43	7,021,891	7,421
3.50%, 3/1/42 - 3/1/46	12,430,162	13,336
4.00%, 9/1/40 - 6/1/42	4,139,190	4,489
4.50%, 6/1/39 - 5/1/42	2,491,778	2,726
5.00%, 12/1/35 - 8/1/40	1,133,661	1,259
5.50%, 1/1/38 - 12/1/39	304,860	346
6.00%, 2/1/28 - 8/1/38	26,999	30
6.50%, 8/1/32	12,800	15
7.00%, 6/1/32	14,683	15
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.748%, 3.743%, 2/1/37	51,866	52
12M USD LIBOR + 1.75%, 3.75%, 2/1/35	114,696	116
12M USD LIBOR + 1.979%, 4.048%, 11/1/36	24,984	25
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	51,939	53
1Y CMT + 2.25%, 4.405%, 10/1/36	14,182	14
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	48,413	49
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34 - 9/1/49	908,235	961
4.00%, 2/1/50	722,600	777
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44	5,531,064	5,907
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
4.00%, 11/1/40	1,644,532	1,796
4.50%, 7/1/40	1,142,057	1,267
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.855%, 3.855%, 1/1/37	6,019	6
12M USD LIBOR + 1.626%, 4.27%, 7/1/35	25,747	26
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	1,038,331	1,074
Federal National Mortgage Assn. , UMBS
2.50%, 10/1/31 - 5/1/32	2,206,574	2,297
3.00%, 1/1/27 - 10/1/49	50,629,991	53,480
3.50%, 11/1/26 - 10/1/49	34,515,805	36,784
4.00%, 11/1/40 - 11/1/49	38,066,676	41,016
4.50%, 8/1/20 - 1/1/50	21,210,794	23,004
5.00%, 2/1/34 - 7/1/41	3,221,729	3,580
5.50%, 1/1/21 - 5/1/44	4,534,417	5,129
6.00%, 3/1/21 - 1/1/41	3,084,204	3,546
6.50%, 3/1/24 - 8/1/38	457,997	542
7.00%, 9/1/25 - 4/1/32	32,071	39
7.50%, 9/1/26	225	—
8.00%, 8/1/24 - 7/1/26	610	1
		219,921

U. S. GOVERNMENT OBLIGATIONS 2.5%
Government National Mortgage Assn.
3.00%, 9/15/42 - 9/20/49	19,122,232	20,319
3.50%, 9/15/41 - 1/20/49	25,770,910	27,575
4.00%, 2/15/41 - 5/20/49	15,358,196	16,524
4.50%, 6/15/39 - 6/20/48	8,559,161	9,334
5.00%, 10/15/34 - 6/20/49	14,534,660	15,762
5.50%, 2/20/34 - 3/20/49	3,222,057	3,486
6.00%, 8/20/34 - 4/15/36	117,091	133
6.50%, 6/15/23 - 5/15/28	34,946	38
7.50%, 3/15/23 - 9/15/26	15,020	16
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
8.00%, 4/15/22 - 11/15/25	12,746	13
8.50%, 6/20/25 - 6/20/26	3,853	4
9.50%, 3/15/21	390	—
Government National Mortgage Assn. , ARM, 1Y CMT + 1.50%,
3.25%, 8/20/23	629	1
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	1,246,235	1,307
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.073%, 9/20/48	741,003	733
		95,245

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $301,687)		315,166

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 3.9%
U. S. Treasury Obligations 3.9%
U. S. Treasury Bonds, 2.00%, 2/15/50	6,000,000	6,967
U. S. Treasury Bonds, 2.50%, 2/15/46	2,975,000	3,708
U. S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	3,828
U. S. Treasury Bonds, 2.75%, 8/15/47	16,080,000	21,082
U. S. Treasury Bonds, 2.875%, 8/15/45 (8)	4,185,000	5,543
U. S. Treasury Bonds, 3.00%, 11/15/44	2,990,000	3,980
U. S. Treasury Bonds, 3.00%, 5/15/45	10,640,000	14,381
U. S. Treasury Bonds, 3.00%, 11/15/45	11,185,000	15,180
U. S. Treasury Bonds, 3.00%, 2/15/47	1,150,000	1,570
U. S. Treasury Bonds, 3.00%, 2/15/48	2,000,000	2,750
U. S. Treasury Bonds, 3.00%, 8/15/48	5,105,000	7,041
U. S. Treasury Bonds, 3.125%, 2/15/43	3,715,000	5,012
U. S. Treasury Bonds, 3.625%, 8/15/43	2,360,000	3,444
U. S. Treasury Bonds, 4.75%, 2/15/41	430,000	707
U. S. Treasury Bonds, 7.25%, 8/15/22	100,000	116
U. S. Treasury Notes, 1.125%, 2/28/22	46,500,000	47,285
U. S. Treasury Notes, 1.50%, 2/15/30	4,505,000	4,856
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Treasury Notes, 1.625%, 11/15/22	315,000	326
U. S. Treasury Notes, 2.25%, 2/15/27	1,395,000	1,555
		149,331

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$125,521)		149,331

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (5)	510,000	589
CNOOC Curtis Funding, 4.50%, 10/3/23 (5)	900,000	968
CNOOC Finance, 3.00%, 5/9/23	1,390,000	1,419
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (5)	2,645,000	2,457
Government of Bermuda, 4.138%, 1/3/23 (5)	615,000	616
Government of Bermuda, 4.854%, 2/6/24 (5)	644,000	658
Hydro-Quebec, 8.40%, 1/15/22	200,000	225
Kingdom of Morocco, 4.25%, 12/11/22 (5)	1,400,000	1,394
Pertamina Persero, 4.30%, 5/20/23 (5)	1,250,000	1,250
Perusahaan Gas Negara, 5.125%, 5/16/24 (5)	1,105,000	1,088
Province of Quebec, 3.50%, 7/29/20	750,000	757
Republic of Colombia, 4.00%, 2/26/24	275,000	279
Republic of Indonesia, 4.875%, 5/5/21	1,000,000	1,013
Republic of Poland, 3.25%, 4/6/26	1,030,000	1,116
Republic of South Africa, 5.875%, 9/16/25	495,000	478
State Grid Overseas Investment, 2.25%, 5/4/20 (5)	2,225,000	2,226
State Grid Overseas Investment, 3.75%, 5/2/23 (5)	1,175,000	1,227
Syngenta Finance, 3.698%, 4/24/20 (5)	1,830,000	1,832
Total Foreign Government Obligations & Municipalities (Cost $19,390)		19,592

MUNICIPAL SECURITIES 1.0%
California 0.2%
California, Build America, GO, 7.625%, 3/1/40	2,200,000	3,549
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9)	695,000	778
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	1,000,000	1,496
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	1,625,000	1,891
Univ. of California Regents, Series J, 4.131%, 5/15/45	365,000	405
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	1,016
		9,135

Illinois 0.1%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40	755,000	1,057
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	470,000	620
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38	500,000	675
		2,352

Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	1,800,000	2,105
		2,105

Michigan 0.1%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	2,000,000	2,322
		2,322

New Jersey 0.0%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	415,000	608
		608

New York 0.2%
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	700,000	917
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Metropolitan Transportation Auth. , Dedicated Tax Fund, Build
America, 7.336%, 11/15/39	240,000	343
New York City Municipal Water & Sewer System, Build America,
Series EE, 6.011%, 6/15/42	245,000	363
New York City Transitional Fin. Auth. , Build America, 5.508%,
8/1/37	950,000	1,241
New York State Dormitory Auth. , Unrefunded Balance, Personal
Income Tax, Build America, 5.628%, 3/15/39	1,300,000	1,538
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	1,400,000	1,484
		5,886

Ohio 0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29	1,225,000	1,257
		1,257

Pennsylvania 0.0%
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	805,000	868
		868

South Carolina 0.1%
South Carolina Public Service Auth. , Santee Cooper, Series C,
5.784%, 12/1/41	2,000,000	2,603
		2,603

Texas 0.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41	1,820,000	1,683
Dallas/Fort Worth International Airport, Series A, 2.994%,
11/1/38	1,155,000	1,092
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 4.366%, 11/15/47	1,200,000	1,425
Texas Private Activity Bond Surface Transportation, North
Tarrant Express Man, 3.922%, 12/31/49	1,900,000	1,878
		6,078

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Utah 0.0%
	Utah Transit Auth. , Build America, Series B, 5.937%, 6/15/39	900,000	1,130
			1,130

	Virginia 0.0%
	Virginia Commonwealth Transportation Board, Build America,
	Series B, 5.35%, 5/15/35	690,000	900
	Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
	8/1/30	755,000	976
			1,876

	Total Municipal Securities (Cost $30,730)		36,220

	BOND MUTUAL FUNDS 4.3%
	T. Rowe Price Inflation Protected Bond Fund - I Class, 3.82%
(10)	(11)	1,175	14
	T. Rowe Price Institutional High Yield Fund, 6.58% (10)(11)	21,672,096	164,058
	T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
	Class, 3.83% (10)(11)	7,066	35
	Total Bond Mutual Funds (Cost $190,421)		164,107

	EQUITY MUTUAL FUNDS 1.4%
	T. Rowe Price Real Assets Fund - I Class (11)	5,963,422	51,643
	Total Equity Mutual Funds (Cost $61,194)		51,643

SHORT	-TERM INVESTMENTS 0.8%
	Money Market Funds 0.8%
	T. Rowe Price Treasury Reserve Fund, 0.93% (11)(12)	29,987,959	29,988
	Total Short-Term Investments (Cost $29,988)		29,988

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 1.28% (11)(12)	711,615	7,116
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		7,116
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.28% (11)(12)	491,545	4,916
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		4,916
Total Securities Lending Collateral (Cost $12,032)		12,032

Total Investments in Securities 100.2%
(Cost $3,214,047)		$3,810,010
Other Assets Less Liabilities (0.2)%		(6,417)
Net Assets 100.0%		$3,803,593

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,422 and represents 0.0% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $193,784 and represents 5.1% of net assets.
(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

(7)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(8)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Insured by Assured Guaranty Municipal Corporation
(10)	SEC 30-day yield
(11)	Affiliated Companies
(12)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certificate (Certificaten Van Aandelen)
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 875 U. S. Treasury Notes five year contracts	6/20	109,689	$3,047
Long, 344 U. S. Treasury Notes two year contracts	6/20	75,812	913
Long, 19 Ultra U. S. Treasury Notes ten year contracts	6/20	2,965	108
Net payments (receipts) of variation margin to date			(4,126)

Variation margin receivable (payable) on open futures contracts			$(58)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class	$—	$—	$—
T. Rowe Price Institutional High
Yield Fund	—	(28,473)	2,505
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class	(232)	(17)	15
T. Rowe Price Real Assets Fund
- I Class	—	(18,059)	—
T. Rowe Price Treasury Reserve
Fund	—	—	230
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$(232) #	$(46,549)	$2,750+

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE BALANCED FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value		Purchase	Sales	Value
Affiliate	12/31/19		Cost	Cost	3/31/20
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$14	$	— $	— $	14
T. Rowe Price Institutional
High Yield Fund	178,500		14,031	—	164,058
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class	8,019		15	7,982	35
T. Rowe Price Real Assets
Fund - I Class	66,702		3,000	—	51,643
T. Rowe Price Treasury
Reserve Fund	56,391		¤	¤	29,988
T. Rowe Price Short-Term
Fund	25,960		¤	¤	12,032
					$257,770	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,750 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $293,635.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE BALANCED FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE BALANCED FUND

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,718,947$	751,972$	1,422$	2,472,341
Convertible Preferred Stocks	—	6,993	—	6,993
Fixed Income Securities[1]	—	1,072,906	—	1,072,906
Bond Mutual Funds	164,107	—	—	164,107
Equity Mutual Funds	51,643	—	—	51,643
Short-Term Investments	29,988	—	—	29,988
Securities Lending Collateral	12,032	—	—	12,032
Total	$1,976,717$	1,831,871$	1,422$	3,810,010
Liabilities
Futures Contracts	$58$	— $	— $	58

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $119,000 for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$1,303	$119	$1,422